Commitments and Contingencies (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Mar. 31, 2020	Feb. 28, 2018
CFTC [Member]
Loss contingency amount		$ 150,000
Fibernet Corp [Member]
Settlement amount	$ 35,160